UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TRG Management LP
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Address:      280 Park Avenue, 27th Floor
              -----------------------------------
              New York, New York 10017
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Form 13F File Number: 028-11909
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Guido Mosca
       ----------------------------------
Title:   Director of Portfolio Management
       ----------------------------------
Phone:   (212) 984-2900
       ----------------------------------

Signature, Place, and Date of Signing:

  /s/ Guido Mosca                   New York, NY              June 29, 2012
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                                 -----------------
Form 13F Information Table Entry Total:            3
                                                 -----------------
Form 13F Information Table Value Total:            $22,658
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------------
                                   TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER               CLASS        CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED     NONE
----------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- -------- --------- --------
ISHARES TR                    MSCI EMERG MKT   464287234    12275    350000 SH  CALL    SOLE               350000         0        0
ISHARES TR                    MSCI EMERG MKT   464287234     8768    250000 SH  PUT     SOLE               250000         0        0
VANGUARD INTL EQUITY INDEX F  MSCI EMR MKT ETF 922042858     1615     45000 SH          SOLE                45000         0        0